As filed with the Securities and Exchange Commission on October 15, 2021

Securities Act File No. 2-56978

Investment Company Act File No. 811-2661

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT

UNDER

THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 83	☒
and/or REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 84 (Check appropriate box or boxes)	☒

BLACKROCK FUNDS VII, INC.

(Exact Name of Registrant as Specified in Charter)

100 Bellevue Parkway

Wilmington, Delaware 19809

United States of America

(Address of Principal Executive Office)

Registrant’s Telephone Number, including Area Code: (800) 441-7762

John M. Perlowski

BlackRock Funds VII, Inc.

55 East 52nd Street

New York, New York 10055

United States of America

(Name and Address of Agent for Service)

Copies to:

Jesse C. Kean, Esq. Sidley Austin LLP 787 Seventh Avenue New York, New York 10019	Janey Ahn, Esq. BlackRock Advisors, LLC 55 East 52nd Street New York, New York 10055

It is proposed that this filing will become effective (check appropriate box)

☐	Immediately upon filing pursuant to paragraph (b)
☒	On October 18, 2021 pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	On (date) pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	On (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:

☒	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Shares of Common Stock.

Explanatory Note

This Post-Effective Amendment No. 83 under the Securities Act of 1933, as amended (the “Securities Act”) (Amendment No. 84 under the Investment Company Act of 1940, as amended (the “1940 Act”)) to the registration statement on Form N-1A (the “Registration Statement”) of BlackRock Funds VII, Inc. (the “Registrant”) is being filed pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act solely for the purpose of delaying, until October 18, 2021, the effectiveness of the registration statement for BlackRock Sustainable U.S. Growth Equity Fund, BlackRock Sustainable U.S. Value Equity Fund and BlackRock Sustainable International Equity Fund, filed in Post-Effective Amendment No. 80 on August 2, 2021, pursuant to paragraph (a) of Rule 485 under the Securities Act.

This Post-Effective Amendment No. 83 incorporates by reference the information contained in Parts A, B and C of Post-Effective Amendment No. 80 to the Registrant’s Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all the requirements for the effectiveness of this Post-Effective Amendment to its Registration Statement pursuant to Rule 485(b)(1)(iii) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and the State of New York, on October 15, 2021.

BLACKROCK FUNDS VII, INC. (REGISTRANT) ON BEHALF OF
BLACKROCK SUSTAINABLE U.S. GROWTH EQUITY FUND
BLACKROCK SUSTAINABLE U.S. VALUE EQUITY FUND AND
BLACKROCK SUSTAINABLE INTERNATIONAL EQUITY FUND

By:	/S/ JOHN M. PERLOWSKI
John M. Perlowski,
President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to its Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/S/ JOHN M. PERLOWSKI John M. Perlowski	Director, President and Chief Executive Officer (Principal Executive Officer)	October 15, 2021

/S/ TRENT WALKER Trent Walker	Chief Financial Officer (Principal Financial and Accounting Officer)	October 15, 2021

BRUCE R. BOND* Bruce R. Bond	Director

SUSAN J. CARTER* Susan J. Carter	Director

COLLETTE CHILTON* Collette Chilton	Director

NEIL A. COTTY* Neil A. Cotty	Director

LENA G. GOLDBERG* Lena G. Goldberg	Director

HENRY R. KEIZER* Henry R. Keizer	Director

CYNTHIA A. MONTGOMERY* Cynthia A. Montgomery	Director

DONALD C. OPATRNY* Donald C. Opatrny	Director

Signature	Title	Date

JOSEPH P. PLATT* Joseph P. Platt	Director

MARK STALNECKER* Mark Stalnecker	Director

KENNETH L. URISH* Kenneth L. Urish	Director

CLAIRE A. WALTON* Claire A. Walton	Director

ROBERT FAIRBAIRN* Robert Fairbairn	Director

*BY: /S/ JANEY AHN Janey Ahn, Attorney-In-Fact		October 15, 2021